Capital management - Summary of Financial Covenants Under Lending Agreements (Parenthetical) (Detail)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of objectives, policies and processes for managing capital [line items]
Senior debt to EBITDA	1.9	2.0
Total debt to EBITDA	1.9	2.0
Maximum senior debt to capitalization	50.00%
Maximum total debt to capitalization	55.00%
Maximum priority debt to consolidated tangible assets	15.00%
Top of range [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Senior debt to EBITDA	3
Total debt to EBITDA	4